Property, Plant and Equipment (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment
Property, plant and equipment	€ 17,007	€ 17,467
Building And Leasehold Improvements
Property, Plant and Equipment
Right-of-use assets	€ 14,910	€ 15,568